Note 9 - Acquisition of Business - Net Assets Acquired From Intell Enercare Solutions Inc. (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 06, 2017
Statement Line Items [Line Items]
Total goodwill	$ 305,393	$ 295,684
Intell Enercare Solutions Inc. [member]
Statement Line Items [Line Items]
Intangible assets			$ 877
Total goodwill			9,979
Working capital			(637)
Deferred tax			(232)
Total consideration			9,987
Cash transferred			2,199
Liabilities incurred			7,788
Total consideration transferred, acquisition-date fair value			$ 9,987